Supplementary cash flows information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary cash flows information
Schedule of supplementary cash flows information

	2024	2023
	($)	($)
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	1,576	8,290
Decrease (Increase) in inventory	667	(2,026)
Increase in other current assets	(181)	1,784
Decrease in accounts payable and accrued liabilities	(4,137)	(3,293)
	(2,075)	4,755